Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Change in Carrying Amount of Goodwill
The change in the carrying amount of goodwill for the years ended December 31, 2025, 2024 and 2023 is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	(in thousands)
Opening balance	$9,051,410	$9,022,075	$8,971,670
Current period acquisitions (Note 6)	—	46,126	36,750
Prior period acquisition (Note 6)	5,109	—	—
Impairment	(364,248)	—	—
Foreign exchange movement	39,418	(16,791)	13,655
Closing balance	$8,731,689	$9,051,410	$9,022,075